T. ROWE PRICE Retirement Blend 2005 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
7/26/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 52.9%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund (2) – 111 18 8,727 93
QM U.S. Bond Index Fund  – 111 19 8,008 92
International Bond Fund (USD
Hedged)  – 39 7 3,170 32
Dynamic Global Bond Fund  – 28 5 2,327 23
Emerging Markets Bond Fund  – 27 5 1,977 23
High Yield Fund  – 25 4 3,079 21
Floating Rate Fund  – 14 2 1,195 11
U.S. Treasury Long-Term Index
Fund  – 12 2 884 10
Total Bond Mutual Funds (Cost $305) 305
EQUITY MUTUAL FUNDS 42.6%
T. Rowe Price Funds:
Equity Index 500 Fund  – 93 16 656 79
International Equity Index Fund  – 41 7 2,018 34
Value Fund  – 32 6 541 28
Growth Stock Fund (2) – 29 5 207 24
International Value Equity Fund  – 14 2 758 12
International Stock Fund  – 13 2 474 11
Mid-Cap Index Fund  – 11 2 429 9
Small-Cap Index Fund  – 10 2 520 9
Emerging Markets Discovery
Stock Fund  – 10 2 529 8
Real Assets Fund  – 8 1 445 7
Emerging Markets Stock Fund  – 8 1 127 7
Mid-Cap Value Fund  – 6 1 133 5
Small-Cap Value Fund  – 5 1 72 5
New Horizons Fund (2) – 5 1 42 4
Mid-Cap Growth Fund  – 5 1 34 4
Total Equity Mutual Funds (Cost $240) 246

T. ROWE PRICE Retirement Blend 2005 Fund

$ Value
7/26/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.2%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) – 22 4 18,290 18
Total Short-Term Investments (Cost $18) 18
Total Investments in Securities 98.7%
(Cost $563) $ 569
Other Assets Less Liabilities 1.3% 8
Net Assets 100.0% $ 577
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended August 31, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ — $ —
Emerging Markets Bond Fund  — 1 —
Emerging Markets Discovery Stock Fund  — — —
Emerging Markets Stock Fund  — — —
Equity Index 500 Fund  — 2 —
Floating Rate Fund  — (1) —
Growth Stock Fund  — — —
High Yield Fund  — — —
International Bond Fund (USD Hedged)  — — —
International Equity Index Fund  — — —
International Stock Fund  — — —
International Value Equity Fund  — — —
Mid-Cap Growth Fund  — — —
Mid-Cap Index Fund  — — —
Mid-Cap Value Fund  — — —
New Horizons Fund  — — —
QM U.S. Bond Index Fund  — — 1
Real Assets Fund  — — —
Small-Cap Index Fund  — 1 —
Small-Cap Value Fund  — 1 —
U.S. Limited Duration TIPS Index Fund  — — —
U.S. Treasury Long-Term Index Fund  — — —
Value Fund  — 2 —
U.S. Treasury Money Fund, 0.06% — — —
Totals $ —# $ 6 $ 1+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2005 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement Blend 2005 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F1338-054Q1 08/21